Advances for Vessels Under Construction and Acquisitions - Summary of Advances for Vessels Under Construction and Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Beginning balance	$ 61,577,818	$ 55,785,801
Advances for vessels under construction and acquisitions	102,597,821	57,805,820
Capitalized interest	0	813,423	$ 1,660,802
Capitalized expenses	5,155,821	2,475,138
Vessels delivered	$ (169,331,460)	(55,302,364)
Ending balance		$ 61,577,818	$ 55,785,801